TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
TAXATION
2019 First tax rate tax			0.00%	0.00%
2019 Second tax rate			21.00%	21.00%
Income tax rate (as a percent)			30.00%	30.00%
(Loss) earning before income tax-rate 0%			$ (18,809,682)	$ 3,265,949
Earning (loss) before income tax-rate 21%			5,796,740	(318,391)
Earnings before income tax-rate 30%			14,283,092	2,929,178
Income tax charge by applying tax rate to profit before tax:			(5,502,243)	(811,891)
Share of profit or loss of subsidies, joint ventures and associates			1,481,341	719,033
Stock options charge			(29,199)	(239,312)
Rate change adjustment			(163,269)	(77,592)
Non-deductible expenses and untaxed gains			(138,273)	(33,642)
Representation expenses			(11,056)	(56,841)
Foreign investment coverage			250,662	381,154
Others			(29,321)
Result por inflation effect on monetary items and other finance results			(1,700,095)	(1,085,564)
Income tax expenses	$ (3,835,587)	$ (3,443,508)	$ (5,841,453)	$ (1,204,655)